Business combinations (Aggregate Consideration Paid - Dezima) (Details) - Dezima [Member] $ in Millions	Oct. 14, 2015 USD ($)
Business Acquisition [Line Items]
Total cash paid to former shareholders of Dezima	$ 300
Fair value of contingent consideration obligations	110
Total consideration	$ 410